FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Change in fair value of short-term investments	$ 24,018	$ 29,900	$ 22,058
Gains resulting from upward adjustment recorded as other income	0	0	18,013
Impairment losses	$ 500	$ 10,965	$ 2,605